Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	Caledonia Mining Corp Plc
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000766011
Amendment Flag	false